Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,401,000
Previously Paid Amount	0.00
Total Fee Amount	367.59
Total Offset Amount	0.00
Net Fee	367.59
Narrative - Max Aggregate Offering Price	$ 2,401,000
Final Prospectus	true